Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2016	$ 1,959,111	$ 1,832,716	$ 10,022	$ 2,268,457	$ 52,797	$ (365,410)	$ (133,150)	$ 126,395
Profit/(loss) for the year after taxes	(104,887)	(111,804)	0	0	0	(111,804)	0	6,917
Change in fair value of cash flow hedges	42,418	41,242	0	0	41,242	0	0	1,176
Currency translation differences	121,924	115,003	0	0	0	0	115,003	6,921
Tax effect	(13,312)	(13,071)	0	0	(13,071)	0	0	(241)
Other comprehensive income/(loss)	151,030	143,174	0	0	28,171	0	115,003	7,856
Total comprehensive income/(loss) for the year	46,143	31,370	0	0	28,171	(111,804)	115,003	14,773
Dividend distribution	(109,801)	(105,228)	0	(105,228)	0	0	0	(4,573)
Balance, end of period (Application of New Accounting Standards [Member]) at Dec. 31, 2017	(10,486)	(10,486)	0	0	1,326	(11,812)	0	0
Balance, end of period (Restatement [Member]) at Dec. 31, 2017	1,884,967	1,748,372	10,022	2,163,229	82,294	(489,026)	(18,147)	136,595
Balance, end of period at Dec. 31, 2017	1,895,453	1,758,858	10,022	2,163,229	80,968	(477,214)	(18,147)	136,595
Profit/(loss) for the year after taxes	55,269	41,596	0	0	0	41,596	0	13,673
Change in fair value of cash flow hedges	27,299	21,238	0	0	21,474	(236)	0	6,061
Currency translation differences	(57,628)	(50,168)	0	0	0	0	(50,168)	(7,460)
Tax effect	(10,685)	(10,365)	0	0	(8,757)	(1,608)	0	(320)
Other comprehensive income/(loss)	(41,014)	(39,295)	0	0	12,717	(1,844)	(50,168)	(1,719)
Total comprehensive income/(loss) for the year	14,255	2,301	0	0	12,717	39,752	(50,168)	11,954
Dividend distribution	(143,110)	(133,289)	0	(133,289)	0	0	0	(9,821)
Balance, end of period at Dec. 31, 2018	1,756,112	1,617,384	10,022	2,029,940	95,011	(449,274)	(68,315)	138,728
Profit/(loss) for the year after taxes	74,608	62,135	0	0	0	62,135	0	12,473
Change in fair value of cash flow hedges	(25,948)	(26,265)	0	0	(27,947)	1,682	0	317
Currency translation differences	(22,284)	(22,509)	0	0	0	0	(22,509)	225
Tax effect	6,147	6,733	0	0	6,733	0	0	(586)
Other comprehensive income/(loss)	(42,085)	(42,041)	0	0	(21,214)	1,682	(22,509)	(44)
Total comprehensive income/(loss) for the year	32,523	20,094	0	0	(21,214)	63,817	(22,509)	12,429
Capital reduction	(2,688)							(2,688)
Capital increase (Note 13)	30,000	30,000	138	29,862
Changes in the scope of consolidation (Note 5)	92,303							92,303
Dividend distribution	(193,394)	(159,002)	0	(159,002)	0	0	0	(34,392)
Balance, end of period at Dec. 31, 2019	$ 1,714,856	$ 1,508,476	$ 10,160	$ 1,900,800	$ 73,797	$ (385,457)	$ (90,824)	$ 206,380